UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2012

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Income Fund

Semiannual Report
11.30.12

A look at performance

Total returns for the period ended November 30, 2012

								SEC 30-day	SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge			with maximum sales charge				subsidized	unsubsidized[1]

								as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-12	11-30-12

Class A	6.75	7.37	7.58	1.84	6.75	42.68	107.73	4.26	4.26

Class B	6.00	7.31	7.48	1.19	6.00	42.31	105.74	3.77	3.77

Class C	10.00	7.61	7.33	5.19	10.00	44.31	102.81	3.77	3.77

Class I2	12.21	8.76	8.46	6.76	12.21	52.15	125.20	4.81	4.81

Class R1[2,3]	11.52	8.03	7.72	6.36	11.52	47.17	110.35	4.15	4.15

Class R2[2,3]	11.92	8.30	8.00	6.67	11.92	49.01	115.85	4.65	4.65

Class R3[2,3]	11.55	8.11	7.77	6.46	11.55	47.68	111.27	4.26	4.26

Class R4[2,3]	12.06	8.43	8.09	6.64	12.06	49.85	117.61	4.70	4.60

Class R5[2,3]	12.25	8.71	8.39	6.62	12.25	51.82	123.78	4.86	4.86

Class R6[2,3]	12.30	8.84	8.56	6.81	12.30	52.77	127.31	4.91	4.91

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6
Net/Gross (%)	0.93	1.63	1.63	0.53	1.21	0.96	1.10	0.71	0.50	0.46

* Expenses have been estimated for the Class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Income Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B [4]	11-30-02	$20,574	$20,574	$16,941

Class C4	11-30-02	20,281	20,281	16,941

Class I [2]	11-30-02	22,520	22,520	16,941

Class R1 [2]	11-30-02	21,035	21,035	16,941

Class R2[2]	11-30-02	21,585	21,585	16,941

Class R3 [2]	11-30-02	21,127	21,127	16,941

Class R4[2]	11-30-02	21,761	21,761	16,941

Class R5 [2]	11-30-02	22,378	22,378	16,941

Class R6 [2]	11-30-02	22,731	22,731	16,941

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 For certain types of investors as described in the Fund’s prospectuses.

3 Class R1 shares were first offered on 8-5-03; Class R3, Class R4 and Class R5 shares were first offered on 5-21-09; Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4, Class R5, Class R6 shares and the estimated gross fees and expenses of Class R2 shares, as applicable.

4 No contingent deferred sales charge is applicable.

Semiannual report | Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2012 with the same investment held until November 30, 2012.

	Account value	Ending value	Expenses paid during
	on 6-1-12	on 11-30-12	period ended 11-30-12[1]

Class A	$1,000.00	$1,065.60	$4.66

Class B	1,000.00	1,061.90	8.27

Class C	1,000.00	1,061.90	8.27

Class I	1,000.00	1,067.60	2.75

Class R1	1,000.00	1,063.60	6.21

Class R2	1,000.00	1,066.70	3.63

Class R3	1,000.00	1,064.60	5.64

Class R4	1,000.00	1,066.40	3.37

Class R5	1,000.00	1,066.20	2.54

Class R6	1,000.00	1,068.10	2.33

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2012, with the same investment held until November 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-12	on 11-30-12	period ended 11-30-12[1]

Class A	$1,000.00	$1,020.60	$4.56

Class B	1,000.00	1,017.00	8.09

Class C	1,000.00	1,017.00	8.09

Class I	1,000.00	1,022.40	2.69

Class R1	1,000.00	1,019.10	6.07

Class R2	1,000.00	1,021.60	3.55

Class R3	1,000.00	1,019.60	5.52

Class R4	1,000.00	1,021.80	3.29

Class R5	1,000.00	1,022.60	2.48

Class R6	1,000.00	1,022.80	2.28

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.90%, 1.60%, 1.60%, 0.53%, 1.20%, 0.70%, 1.09%, 0.65%, 0.49% and 0.45% for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Income Fund	9

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	54.2%	Capital Preferred Securities	3.0%

Foreign Government Obligations	24.9%	Convertible Bonds	1.2%

Collateralized Mortgage Obligations	5.6%	Asset Backed Securities	0.9%

Term Loans	4.1%	Common Stocks	0.4%

Preferred Securities	4.1%	Short-Term Investments & Other	1.6%

Country Composition[1]

United States	55.6%	Luxembourg	2.6%

Philippines	4.7%	Indonesia	2.3%

Canada	4.6%	Cayman Islands	2.2%

Australia	3.3%	Sweden	2.1%

South Korea	3.3%	Other Countries	16.7%

New Zealand	2.6%

Quality Composition[1,2]

U.S. Government Agency CMO	0.5%	B	21.9%

AAA	14.9%	CCC & Below	10.5%

AA	8.3%	Equity	0.4%

A	4.2%	Preferred Securities	4.1%

BBB	15.2%	Not Rated	2.1%

BB	16.3%	Short-Term Investments & Other	1.6%

The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk. Foreign investing, especially in emerging markets, involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Investments in higher-yielding, lower-rated securities involve additional risks as these securities are subject to a higher risk of default and loss of principal. Currency transactions are impacted by fluctuations in exchange rates, which may adversely affect the U.S. dollar value of the Fund’s investments. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

1 As a percentage of net assets on 11-30-12.

2 Ratings are from Moody’s Investors Service. If not available, we have used ratings from Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch ratings. “Not Rated” securities are those with no ratings available from these firms. All ratings are as of 11-30-12 and do not reflect subsequent downgrades or upgrades, if any.

10	Income Fund | Semiannual report

Fund’s investments

As of 11-30-12 (unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Corporate Bonds 54.2%			$1,802,584,687

(Cost $1,679,266,045)

Consumer Discretionary 10.7%				357,735,917

Auto Components 1.6%

Allison Transmission, Inc. (S)	7.125	05-15-19	9,545,000	10,165,398

American Axle & Manufacturing, Inc.	6.625	10-15-22	10,180,000	10,332,700

Hyva Global BV (S)	8.625	03-24-16	3,490,000	3,350,400

Lear Corp.	8.125	03-15-20	4,050,000	4,525,875

Tenneco, Inc.	6.875	12-15-20	3,185,000	3,427,856

The Goodyear Tire & Rubber Company	7.000	05-15-22	16,115,000	17,202,763

The Goodyear Tire & Rubber Company	8.750	08-15-20	2,495,000	2,819,350

TRW Automotive, Inc. (S)	8.875	12-01-17	1,090,000	1,199,000

Automobiles 0.7%

Chrysler Group LLC	8.250	06-15-21	2,600,000	2,863,250

Ford Motor Company	6.625	10-01-28	7,018,000	7,920,929

Ford Motor Company	7.450	07-16-31	3,662,000	4,595,810

Ford Motor Credit Company LLC	4.250	02-03-17	7,065,000	7,513,691

Hotels, Restaurants & Leisure 1.2%

Ameristar Casinos, Inc.	7.500	04-15-21	2,115,000	2,252,475

Arcos Dorados Holdings, Inc. (BRL) (D)(S)	10.250	07-13-16	10,025,000	5,050,502

CCM Merger, Inc. (S)	9.125	05-01-19	8,555,000	8,555,000

Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06-15-15	3,455,000	2,159

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	1,639,000	1,557,050

MGM Resorts International	6.625	07-15-15	16,860,000	17,955,900

MGM Resorts International (S)	8.625	02-01-19	3,375,000	3,695,625

Waterford Gaming LLC (S)	8.625	09-15-14	3,935,923	2,168,042

Household Durables 0.6%

Beazer Homes USA, Inc. (S)	6.625	04-15-18	1,605,000	1,709,325

Beazer Homes USA, Inc.	8.125	06-15-16	5,400,000	5,697,000

Beazer Homes USA, Inc.	9.125	05-15-19	1,945,000	2,013,075

Corporacion GEO SAB de CV (S)	9.250	06-30-20	1,400,000	1,470,000

Meritage Homes Corp.	7.000	04-01-22	3,160,000	3,428,600

Standard Pacific Corp.	8.375	05-15-18	3,025,000	3,493,875

Standard Pacific Corp.	8.375	01-15-21	1,835,000	2,101,075

See notes to financial statements	Semiannual report | Income Fund	11

		Maturity
	Rate (%)	date	Par value^	Value
Media 5.2%

AMC Entertainment, Inc.	8.750	06-01-19	8,710,000	$9,581,000

AMC Entertainment, Inc.	9.750	12-01-20	8,555,000	9,624,375

Cablevision Systems Corp.	8.000	04-15-20	6,700,000	7,403,500

Cablevision Systems Corp.	8.625	09-15-17	4,905,000	5,628,488

CCO Holdings LLC	7.000	01-15-19	13,570,000	14,689,525

Cinemark USA, Inc.	7.375	06-15-21	3,950,000	4,325,250

Cinemark USA, Inc.	8.625	06-15-19	1,435,000	1,585,675

Clear Channel Communications, Inc.	9.000	03-01-21	2,980,000	2,629,850

Clear Channel Communications, Inc.	10.750	08-01-16	12,425,000	9,039,188

Clear Channel Communications, Inc., PIK	11.000	08-01-16	15,074,084	10,928,711

Comcast Corp.	4.950	06-15-16	1,800,000	2,039,276

DISH DBS Corp.	4.625	07-15-17	1,670,000	1,724,275

DISH DBS Corp.	5.875	07-15-22	1,940,000	2,078,225

DISH DBS Corp.	7.875	09-01-19	18,000,000	21,285,000

Gray Television, Inc. (S)	7.500	10-01-20	1,400,000	1,400,000

Lamar Media Corp. (S)	5.000	05-01-23	4,447,000	4,458,118

Ono Finance II PLC (S)	10.875	07-15-19	750,000	660,000

Quebecor Media, Inc. (CAD) (D)(S)	7.375	01-15-21	1,310,000	1,411,084

Regal Entertainment Group	9.125	08-15-18	1,445,000	1,600,338

Shaw Communications, Inc. (CAD) (D)	5.500	12-07-20	3,155,000	3,565,164

Shaw Communications, Inc. (CAD) (D)	5.700	03-02-17	2,325,000	2,599,806

Shaw Communications, Inc. (CAD) (D)	6.500	06-02-14	3,055,000	3,270,282

Sirius XM Radio, Inc. (S)	5.250	08-15-22	3,175,000	3,167,063

Univision Communications, Inc. (S)	6.750	09-15-22	9,545,000	9,640,450

Videotron Ltee (CAD) (D)(S)	7.125	01-15-20	4,670,000	5,106,371

Virgin Media Secured Finance PLC	5.250	01-15-21	2,210,000	2,571,454

WMG Acquisition Corp.	11.500	10-01-18	8,725,000	9,859,250

XM Satellite Radio, Inc. (S)	7.625	11-01-18	17,740,000	19,602,700

Multiline Retail 0.4%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	6,800,000	7,526,628

Michaels Stores, Inc.	11.375	11-01-16	6,265,000	6,554,756

Specialty Retail 0.6%

Automotores Gildemeister SA (S)	8.250	05-24-21	7,600,000	8,227,000

Empire Today LLC (S)	11.375	02-01-17	719,000	767,533

Hillman Group, Inc.	10.875	06-01-18	3,170,000	3,411,713

Toys R Us Property Company II LLC	8.500	12-01-17	1,575,000	1,681,313

Toys R Us, Inc.	10.375	08-15-17	7,355,000	7,529,681
Textiles, Apparel & Luxury Goods 0.4%

Burlington Coat Factory Warehouse Corp.	10.000	02-15-19	8,545,000	9,356,775

PVH Corp.	7.375	05-15-20	3,700,000	4,139,375

Consumer Staples 2.4%				78,525,561

Beverages 0.2%

Anheuser-Busch InBev Worldwide, Inc. (BRL) (D)	9.750	11-17-15	7,710,000	4,041,183

Corporacion Lindley SA (S)	6.750	11-23-21	3,160,000	3,649,800

Food & Staples Retailing 0.3%

Rite Aid Corp.	9.250	03-15-20	9,835,000	10,031,700

12	Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Food Products 0.6%

B&G Foods, Inc.	7.625	01-15-18	3,770,000	$4,062,175

Corporacion Pesquera Inca SAC (S)	9.000	02-10-17	4,645,000	4,970,150

Marfrig Holding Europe BV (S)	8.375	05-09-18	2,445,000	2,041,575

Simmons Foods, Inc. (S)	10.500	11-01-17	5,660,000	4,938,350

TreeHouse Foods, Inc.	7.750	03-01-18	2,500,000	2,737,500

Household Products 1.2%

Reynolds Group Issuer, Inc.	8.250	02-15-21	1,590,000	1,578,075

Reynolds Group Issuer, Inc.	8.500	05-15-18	2,910,000	2,960,925

Reynolds Group Issuer, Inc.	9.000	04-15-19	27,175,000	27,990,250

Yankee Candle Company, Inc.	8.500	02-15-15	277,000	279,078

Yankee Candle Company, Inc., Series B	9.750	02-15-17	2,180,000	2,267,200

YCC Holdings LLC, PIK	10.250	02-15-16	5,440,000	5,630,400

Personal Products 0.1%

Revlon Consumer Products Corp.	9.750	11-15-15	1,280,000	1,347,200

Energy 4.9%				162,041,509

Energy Equipment & Services 0.9%

Calfrac Holdings LP (S)	7.500	12-01-20	4,920,000	4,821,600

Forbes Energy Services, Ltd.	9.000	06-15-19	3,160,000	2,851,900

Inkia Energy, Ltd. (S)	8.375	04-04-21	12,190,000	13,469,950

PHI, Inc.	8.625	10-15-18	4,875,000	5,191,875

Trinidad Drilling, Ltd. (S)	7.875	01-15-19	2,490,000	2,633,175

Oil, Gas & Consumable Fuels 4.0%

Alpha Natural Resources, Inc.	6.250	06-01-21	7,920,000	6,969,600

Arch Coal, Inc.	7.000	06-15-19	2,855,000	2,562,363

Arch Coal, Inc.	7.250	06-15-21	5,115,000	4,577,925

Carrizo Oil & Gas, Inc.	7.500	09-15-20	3,100,000	3,146,500

EP Energy LLC	7.750	09-01-22	5,100,000	5,291,250

EPL Oil & Gas, Inc.	8.250	02-15-18	2,405,000	2,392,975

EV Energy Partners LP	8.000	04-15-19	5,695,000	5,979,750

Forest Oil Corp. (S)	7.500	09-15-20	1,130,000	1,163,900

Halcon Resources Corp. (S)	8.875	05-15-21	1,355,000	1,402,425

Linn Energy LLC (S)	6.250	11-01-19	6,980,000	7,006,175

Linn Energy LLC	8.625	04-15-20	2,725,000	2,977,063

MarkWest Energy Partners LP	6.500	08-15-21	3,095,000	3,365,813

McMoRan Exploration Company	11.875	11-15-14	7,415,000	7,489,150

MEG Energy Corp. (S)	6.375	01-30-23	2,405,000	2,495,188

Niska Gas Storage US LLC	8.875	03-15-18	4,380,000	4,445,700

Peabody Energy Corp.	6.250	11-15-21	8,025,000	8,325,938

Pertamina Persero PT (S)	5.250	05-23-21	3,910,000	4,354,763

Pertamina Persero PT (S)	6.500	05-27-41	2,800,000	3,325,000

Petrobras International Finance Company	5.375	01-27-21	5,035,000	5,658,529

Petroleos Mexicanos	6.000	03-05-20	2,685,000	3,222,000

Plains Exploration & Production Company	6.875	02-15-23	9,750,000	10,042,500

RDS Ultra-Deepwater, Ltd. (S)	11.875	03-15-17	8,065,000	9,073,125

Regency Energy Partners LP	9.375	06-01-16	4,550,000	4,891,250

SandRidge Energy, Inc.	7.500	02-15-23	6,200,000	6,448,000

Valero Energy Corp.	4.500	02-01-15	1,530,000	1,641,376

See notes to financial statements	Semiannual report | Income Fund	13

		Maturity
	Rate (%)	date	Par value^	Value
Oil, Gas & Consumable Fuels (continued)

Valero Energy Corp.	6.125	02-01-20	1,530,000	$1,861,501

W&T Offshore, Inc.	8.500	06-15-19	5,735,000	6,021,750

W&T Offshore, Inc. (S)	8.500	06-15-19	1,930,000	2,026,500

Westmoreland Coal Company	10.750	02-01-18	4,915,000	4,915,000

Financials 18.3%				609,019,061

Capital Markets 0.8%

Affinion Group Holdings, Inc.	11.625	11-15-15	3,970,000	2,739,300

E*Trade Financial Corp.	6.000	11-15-17	4,630,000	4,687,875

E*Trade Financial Corp.	6.750	06-01-16	4,260,000	4,473,000

Hongkong Land Treasury Services (Singapore)
Pte, Ltd. (SGD) (D)	3.860	12-29-17	4,000,000	3,464,021

Temasek Financial I, Ltd. (SGD) (D)	3.265	02-19-20	12,250,000	11,117,894

Commercial Banks 3.8%

ANZ National International, Ltd. (SGD) (D)	2.950	07-27-15	11,000,000	9,253,842

Banco Safra SA (BRL) (D)(S)	10.250	08-08-16	4,641,000	2,313,115

Banco Votorantim SA (BRL) (D)(S)	6.250	05-16-16	10,930,000	5,923,827

Bancolombia SA	5.950	06-03-21	5,995,000	6,909,238

BBVA Bancomer SA (S)	6.500	03-10-21	5,570,000	6,238,400

DBS Bank, Ltd. (IDR) (D)(S)	6.890	12-23-13	66,000,000,000	6,854,891

First Tennessee Bank NA	5.050	01-15-15	1,624,000	1,697,535

MB Financial Capital Trust V (P)(S)	1.689	12-15-37	2,970,000	2,034,450

PNC Funding Corp.	5.625	02-01-17	3,360,000	3,900,372

Regions Financial Corp.	7.375	12-10-37	4,085,000	4,437,331

Standard Chartered Bank (SGD) (D)	2.220	07-05-13	17,000,000	13,996,518

State Bank of India/London (S)	4.500	07-27-15	3,680,000	3,866,017

Synovus Financial Corp.	5.125	06-15-17	1,595,000	1,547,150

The Royal Bank of Scotland Group PLC	6.125	12-15-22	19,275,000	19,744,154

The Royal Bank of Scotland Group PLC
(7.648% to 9-30-31, then 3 month LIBOR +
2.500%) (Q)	7.648	09-30-31	3,050,000	3,042,375

The Royal Bank of Scotland PLC (SGD) (D)(P)	2.195	03-31-14	6,250,000	5,096,587

Wells Fargo & Company	2.625	12-15-16	7,380,000	7,804,837

Western Alliance Bancorp	10.000	09-01-15	1,675,000	1,846,688

Wilmington Trust Corp.	4.875	04-15-13	5,205,000	5,255,254

Zions Bancorporation	4.000	06-20-16	6,565,000	6,696,300

Zions Bancorporation	6.000	09-15-15	7,135,000	7,559,311

Consumer Finance 0.3%

Capital One Financial Corp.	6.150	09-01-16	4,095,000	4,710,843

Discover Financial Services	5.200	04-27-22	3,100,000	3,480,181

Diversified Financial Services 9.1%

Alfa Bank OJSC (S)	7.750	04-28-21	3,550,000	3,887,250

Banco Continental SA (7.375% to 10-7-20,
then 3 month LIBOR + 6.802%) (S)	7.375	10-07-40	3,455,000	3,834,605

Citigroup, Inc. (NZD) (D)	6.250	06-29-17	9,880,000	8,617,590

Corporacion Andina de Fomento	3.750	01-15-16	5,610,000	5,889,350

Council of Europe Development Bank (AUD) (D)	5.250	05-27-13	10,550,000	11,093,540

Eurofima (AUD) (D)	6.000	01-28-14	14,285,000	15,330,873

European Investment Bank (NOK) (D)	4.250	02-04-15	85,900,000	15,909,345

14	Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Diversified Financial Services (continued)

European Investment Bank (AUD) (D)	5.375	05-20-14	17,636,000	$18,904,375

European Investment Bank (NZD) (D)	6.500	09-10-14	5,685,000	4,937,657

General Electric Capital Australia Funding Pty,
Ltd. (AUD) (D)	7.000	10-08-15	2,600,000	2,930,574

General Electric Capital Corp. (SEK) (D)	4.875	04-05-16	69,000,000	11,143,979

General Electric Capital Corp. (7.125% until
6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125	06-15-22	13,200,000	14,867,820

General Electric Capital Corp., Series A
(NZD) (D)	7.625	12-10-14	33,700,000	29,761,522

Gruposura Finance (S)	5.700	05-18-21	5,165,000	5,720,238

Inter-American Development Bank (INR) (D)	4.750	01-10-14	330,650,000	5,965,620

Inter-American Development Bank (AUD) (D)	5.375	05-27-14	13,790,000	14,862,622

Inter-American Development Bank, Series MPLE
(CAD) (D)	4.250	12-02-12	4,770,000	4,801,933

Intercorp Retail Trust (S)	8.875	11-14-18	3,985,000	4,503,050

International Bank for Reconstruction &
Development (NOK) (D)	3.250	04-14-14	50,300,000	9,066,778

International Bank for Reconstruction &
Development (NZD) (D)	4.500	08-16-16	9,400,000	8,086,717

International Bank for Reconstruction &
Development (NZD) (D)	5.375	12-15-14	18,470,000	15,906,522

International Finance Corp. (AUD) (D)	7.500	02-28-13	9,510,000	10,020,950

iPayment, Inc.	10.250	05-15-18	1,620,000	1,348,650

Kreditanstalt fuer Wiederaufbau (NOK) (D)	4.000	12-15-14	38,410,000	7,061,956

Kreditanstalt fuer Wiederaufbau (AUD) (D)	5.750	05-13-15	22,750,000	25,050,494

Kreditanstalt fuer Wiederaufbau (AUD) (D)	6.000	01-19-16	11,500,000	12,883,437

Kreditanstalt fuer Wiederaufbau (AUD) (D)	6.000	08-20-20	14,600,000	17,153,326

Merrill Lynch & Company, Inc. (P)	1.068	12-01-26	4,405,000	3,514,494

Moody’s Corp.	4.500	09-01-22	1,045,000	1,116,883

Rabobank Nederland NV (NZD) (D)	5.125	03-12-13	5,980,000	4,930,337

SPL Logistics Escrow LLC (S)	8.875	08-01-20	2,610,000	2,792,700

Insurance 2.0%

American International Group, Inc. (8.175% to
5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58	13,650,000	17,062,500

Glen Meadow Pass-Through Trust (6.505% to
2-15-17, then 3 month LIBOR + 2.125%) (S)	6.505	02-12-67	8,105,000	7,253,975

Hub International, Ltd. (S)	8.125	10-15-18	8,744,000	9,071,900

Lincoln National Corp. (7.000% to 5-17-16,
then 3 month LIBOR + 2.358%)	7.000	05-17-66	2,770,000	2,797,700

MetLife, Inc.	6.400	12-15-36	7,300,000	7,741,672

Prudential Financial, Inc. (5.875% to 9-15-22,
then 3 month LIBOR + 4.175%)	5.875	09-15-42	9,555,000	9,769,988

Symetra Financial Corp. (8.300% to 10-15-17,
then 3 month LIBOR + 4.177%) (S)	8.300	10-15-37	2,585,000	2,668,046

The Allstate Corp. (6.500% to 5-15-37, then
3 month LIBOR + 2.120%)	6.500	05-15-57	4,390,000	4,636,938

The Chubb Corp. (6.375% until 4-15-17, then
3 month LIBOR + 2.250%)	6.375	03-29-67	1,560,000	1,663,350

XL Group PLC., Series E (6.500% to 4-15-17,
then 3 month LIBOR + 2.458%) (Q)	6.500	04-15-17	3,315,000	3,003,390

See notes to financial statements	Semiannual report | Income Fund	15

		Maturity
	Rate (%)	date	Par value^	Value
Real Estate Investment Trusts 0.4%

DDR Corp.	4.625	07-15-22	4,035,000	$4,389,273

DuPont Fabros Technology LP	8.500	12-15-17	2,465,000	2,705,338

Goodman Funding Pty, Ltd. (S)	6.000	03-22-22	6,800,000	7,586,066

Real Estate Management & Development 1.4%

CapitaMalls Asia Treasury, Ltd. (SGD) (D)	3.950	08-24-17	14,250,000	12,109,943

Country Garden Holdings Company, Ltd. (S)	11.125	02-23-18	2,090,000	2,403,500

Realogy Corp. (S)	7.625	01-15-20	770,000	858,550

Realogy Corp. (S)	7.875	02-15-19	4,590,000	4,865,400

Realogy Corp.	11.500	04-15-17	8,470,000	9,168,775

Realogy Corp.	12.000	04-15-17	12,884,937	13,915,732

Yanlord Land Group, Ltd. (S)	10.625	03-29-18	4,170,000	4,670,400

Thrifts & Mortgage Finance 0.5%

Nationstar Mortgage LLC (S)	7.875	10-01-20	2,175,000	2,253,844

Nationstar Mortgage LLC (S)	9.625	05-01-19	3,055,000	3,383,413

Nationstar Mortgage LLC (S)	9.625	05-01-19	8,304,000	9,238,200

Nationstar Mortgage LLC	10.875	04-01-15	2,980,000	3,214,675

Health Care 2.4%				80,627,207

Biotechnology 0.1%

Grifols, Inc.	8.250	02-01-18	2,465,000	2,726,906

Health Care Equipment & Supplies 0.2%

Alere, Inc.	8.625	10-01-18	5,845,000	5,932,675

Health Care Providers & Services 1.8%

BioScrip, Inc.	10.250	10-01-15	6,320,000	6,762,400

Catalent Pharma Solutions, Inc. (S)	7.875	10-15-18	2,270,000	2,292,700

Catalent Pharma Solutions, Inc. (P)	9.500	04-15-15	359,879	368,426

Community Health Systems, Inc.	7.125	07-15-20	2,540,000	2,686,050

Community Health Systems, Inc.	8.000	11-15-19	3,555,000	3,870,506

Emergency Medical Services Corp.	8.125	06-01-19	1,055,000	1,126,213

ExamWorks Group, Inc.	9.000	07-15-19	8,755,000	9,280,300

HCA, Inc.	7.500	02-15-22	13,250,000	15,071,875

HCA, Inc.	8.000	10-01-18	2,135,000	2,476,600

HCA, Inc.	8.500	04-15-19	10,000,000	11,225,000

Vanguard Health Holding Company II LLC	7.750	02-01-19	6,849,000	7,054,470

Pharmaceuticals 0.3%

AbbVie, Inc. (S)	4.400	11-06-42	4,855,000	5,135,823

Endo Pharmaceuticals Holdings, Inc.	7.250	01-15-22	3,765,000	4,019,138

Valeant Pharmaceuticals International, Inc. (S)	7.000	10-01-20	550,000	598,125

Industrials 4.1%				137,106,141

Aerospace & Defense 0.3%

Bombardier, Inc. (S)	7.750	03-15-20	4,358,000	4,891,855

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	6,260,000	6,823,400

Airlines 0.9%

Delta Air Lines 2002-1 Class G-1 Pass
Through Trust	6.718	01-02-23	2,454,127	2,699,540

Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821	08-10-22	3,523,635	3,948,233

TAM Capital 3, Inc. (S)	8.375	06-03-21	5,440,000	5,875,200

16	Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Airlines 0.9%

TAM Capital, Inc.	7.375	04-25-17	3,135,000	$3,354,450

UAL 2009-1 Pass Through Trust	10.400	11-01-16	1,529,011	1,753,012

UAL 2009-2A Pass Through Trust	9.750	01-15-17	2,212,598	2,550,019

United Air Lines, Inc. (S)	9.875	08-01-13	964,000	974,845

United Air Lines, Inc. (S)	12.000	11-01-13	7,305,000	7,405,444

Building Products 0.3%

Euramax International, Inc.	9.500	04-01-16	1,370,000	1,277,525

Nortek, Inc.	8.500	04-15-21	2,700,000	2,936,250

Nortek, Inc.	10.000	12-01-18	5,125,000	5,701,563

Voto-Votorantim Overseas Trading Operations
NV (S)	6.625	09-25-19	1,205,000	1,400,813

Commercial Services & Supplies 0.7%

Covanta Holding Corp.	7.250	12-01-20	7,700,000	8,480,819

Garda World Security Corp. (S)	9.750	03-15-17	5,000,000	5,262,500

Iron Mountain, Inc.	5.750	08-15-24	9,880,000	9,855,300

Construction & Engineering 0.2%

Aeropuertos Argentina 2000 SA (S)	10.750	12-01-20	9,450	8,033

Empresas ICA SAB de CV (S)	8.375	07-24-17	2,340,000	2,468,700

Tutor Perini Corp.	7.625	11-01-18	4,835,000	4,967,963

Electrical Equipment 0.3%

Coleman Cable, Inc.	9.000	02-15-18	2,410,000	2,569,663

WPE International Cooperatief UA (S)	10.375	09-30-20	8,350,000	7,181,000

Industrial Conglomerates 0.4%

Hutchison Whampoa International, Ltd. (S)	4.625	09-11-15	2,550,000	2,760,775

Odebrecht Finance, Ltd. (S)	7.125	06-26-42	4,390,000	5,081,425

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	5,400,000	5,805,000

Smiths Group PLC (S)	7.200	05-15-19	520,000	635,934

Machinery 0.2%

Thermadyne Holdings Corp.	9.000	12-15-17	2,735,000	2,899,100

Volvo Treasury AB (S)	5.950	04-01-15	2,590,000	2,825,229

Marine 0.2%

Navios Maritime Holdings, Inc.	8.125	02-15-19	4,310,000	3,792,800

Navios South American Logistics, Inc.	9.250	04-15-19	1,595,000	1,523,225

Road & Rail 0.4%

Avis Budget Car Rental LLC	9.625	03-15-18	2,675,000	2,975,938

Georgian Railway JSC (S)	7.750	07-11-22	2,415,000	2,722,913

Swift Services Holdings, Inc.	10.000	11-15-18	5,710,000	6,281,000

Trading Companies & Distributors 0.0%

Aircastle, Ltd.	6.750	04-15-17	715,000	756,113

Aircastle, Ltd.	7.625	04-15-20	715,000	777,563

Transportation Infrastructure 0.2%

SCF Capital, Ltd. (S)	5.375	10-27-17	5,880,000	5,882,999

Information Technology 1.0%				31,892,088

Computers & Peripherals 0.2%

Seagate HDD Cayman	7.000	11-01-21	5,960,000	6,228,200

See notes to financial statements	Semiannual report | Income Fund	17

		Maturity
	Rate (%)	date	Par value^	Value
Electronic Equipment, Instruments & Components 0.3%

CDW LLC	12.535	10-12-17	7,880,000	$8,431,600

Freescale Semiconductor, Inc. (S)	9.250	04-15-18	2,390,000	2,572,238

Internet Software & Services 0.1%

j2 Global, Inc.	8.000	08-01-20	1,935,000	1,993,050

IT Services 0.3%

Brightstar Corp. (S)	9.500	12-01-16	6,890,000	7,303,400

Equinix, Inc.	8.125	03-01-18	1,810,000	1,991,000

Software 0.1%

First Data Corp. (S)	8.875	08-15-20	3,080,000	3,372,600

Materials 5.4%				179,762,913

Chemicals 0.1%

Braskem Finance, Ltd. (S)	5.750	04-15-21	1,580,000	1,649,204

Ferro Corp.	7.875	08-15-18	460,000	415,150

Polymer Group, Inc.	7.750	02-01-19	930,000	995,100

Construction Materials 0.5%

Cemex Finance LLC (S)	9.375	10-12-22	3,100,000	3,340,250

China Shanshui Cement Group, Ltd. (S)	8.500	05-25-16	3,740,000	3,964,400

Votorantim Cimentos SA (S)	7.250	04-05-41	8,760,000	9,614,100

Vulcan Materials Company	7.500	06-15-21	1,330,000	1,502,900

Containers & Packaging 1.5%

AEP Industries, Inc.	8.250	04-15-19	4,050,000	4,313,250

Ardagh Packaging Finance PLC (S)	7.375	10-15-17	4,955,000	5,394,756

Ball Corp.	6.750	09-15-20	10,550,000	11,552,250

Berry Plastics Corp.	9.500	05-15-18	4,630,000	5,069,850

Berry Plastics Corp.	9.750	01-15-21	5,275,000	6,000,313

Cascades, Inc.	7.875	01-15-20	1,695,000	1,788,225

Graphic Packaging International, Inc.	7.875	10-01-18	761,000	840,905

Graphic Packaging International, Inc.	9.500	06-15-17	4,290,000	4,660,013

Owens-Brockway Glass Container, Inc.	7.375	05-15-16	2,440,000	2,781,600

Pretium Packaging LLC	11.500	04-01-16	1,765,000	1,822,363

Tekni-Plex, Inc. (S)	9.750	06-01-19	4,285,000	4,627,800

Metals & Mining 2.7%

APERAM (S)	7.750	04-01-18	2,880,000	2,462,400

CSN Islands XI Corp. (S)	6.875	09-21-19	1,560,000	1,766,700

CSN Islands XII Corp. (Q)(S)	7.000	09-23-15	2,800,000	2,870,000

Essar Steel Algoma, Inc. (S)	9.375	03-15-15	5,165,000	4,674,325

FMG Resources August 2006 Pty, Ltd. (S)	6.875	04-01-22	13,670,000	13,328,250

Gerdau Trade, Inc. (S)	5.750	01-30-21	8,275,000	9,071,883

HudBay Minerals, Inc. (S)	9.500	10-01-20	8,860,000	9,347,300

Inmet Mining Corp. (S)	8.750	06-01-20	9,720,000	10,497,600

Metinvest BV (S)	8.750	02-14-18	5,905,000	5,615,655

Rain CII Carbon LLC (S)	8.000	12-01-18	4,470,000	4,458,825

Rio Tinto Finance USA, Ltd.	7.125	07-15-28	3,985,000	5,418,141

Rio Tinto Finance USA, Ltd.	9.000	05-01-19	2,500,000	3,435,543

SunCoke Energy, Inc.	7.625	08-01-19	5,960,000	6,138,800

Thompson Creek Metals Company, Inc.	7.375	06-01-18	3,675,000	2,820,563

Vale Overseas, Ltd.	4.625	09-15-20	2,400,000	2,576,251

Walter Energy, Inc. (S)	9.875	12-15-20	4,180,000	4,347,200

18	Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Paper & Forest Products 0.6%

Celulosa Arauco y Constitucion SA	5.000	01-21-21	2,970,000	$3,198,565

Longview Fibre Paper & Packaging, Inc. (S)	8.000	06-01-16	3,215,000	3,367,713

Mercer International, Inc.	9.500	12-01-17	3,280,000	3,476,800

Resolute Forest Products	10.250	10-15-18	3,104,000	3,546,320

Sappi Papier Holding GmbH (S)	7.500	06-15-32	8,249,000	7,011,650

Telecommunication Services 4.2%				138,513,310

Diversified Telecommunication Services 3.4%

American Tower Corp.	4.700	03-15-22	3,640,000	4,017,916

American Tower Corp.	7.000	10-15-17	3,500,000	4,200,949

Cincinnati Bell, Inc.	8.375	10-15-20	5,483,000	5,921,640

Cincinnati Bell, Inc.	8.750	03-15-18	7,530,000	7,605,300

Crown Castle International Corp. (S)	5.250	01-15-23	3,190,000	3,333,550

Crown Castle Towers LLC (S)	4.883	08-15-20	6,663,000	7,590,003

Frontier Communications Corp.	7.125	03-15-19	2,770,000	2,984,675

Frontier Communications Corp.	7.125	01-15-23	9,855,000	10,421,663

Frontier Communications Corp.	9.250	07-01-21	1,665,000	1,943,888

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	5,175,000	5,369,425

Intelsat Jackson Holdings SA (S)	6.625	12-15-22	12,760,000	12,760,000

Intelsat Luxembourg SA	11.250	02-04-17	16,225,000	17,198,500

Intelsat Luxembourg SA, PIK	11.500	02-04-17	4,825,000	5,120,531

Level 3 Financing, Inc.	10.000	02-01-18	890,000	989,013

Oi SA (BRL) (D)(S)	9.750	09-15-16	6,235,000	3,074,023

Sable International Finance, Ltd. (S)	7.750	02-15-17	1,590,000	1,709,250

Satmex Escrow SA de CV	9.500	05-15-17	4,452,000	4,707,990

SingTel Group Treasury Pte, Ltd. (SGD) (D)	3.488	04-08-20	2,250,000	1,992,592

West Corp.	11.000	10-15-16	8,705,000	9,096,725

Wind Acquisition Finance SA (S)	7.250	02-15-18	1,500,000	1,485,000

Wireless Telecommunication Services 0.8%

CC Holdings GS V LLC (S)	7.750	05-01-17	2,365,000	2,512,813

Data & Audio Visual Enterprises Wireless, Inc.
(CAD) (D)	9.500	04-29-18	3,308,000	2,930,528

Digicel Group, Ltd. (S)	8.250	09-30-20	3,375,000	3,585,938

Digicel Group, Ltd. (S)	10.500	04-15-18	1,989,000	2,187,900

Digicel, Ltd. (S)	7.000	02-15-20	1,660,000	1,755,450

Digicel, Ltd. (S)	8.250	09-01-17	6,535,000	7,008,788

SBA Tower Trust (S)	5.101	04-17-17	4,770,000	5,400,847

Sprint Nextel Corp. (S)	9.000	11-15-18	1,305,000	1,608,413

Utilities 0.8%				27,360,980

Electric Utilities 0.3%

Appalachian Power Company	5.000	06-01-17	2,305,000	2,653,085

Centrais Eletricas do Para SA (H)(S)	10.500	06-03-16	4,275,000	684,000

Dubai Electricity & Water Authority (S)	7.375	10-21-20	4,890,000	5,902,230

Independent Power Producers & Energy Traders 0.3%

GenOn Energy, Inc.	7.875	06-15-17	947,000	1,022,760

NRG Energy, Inc. (S)	6.625	03-15-23	9,895,000	10,241,325

See notes to financial statements	Semiannual report | Income Fund	19

		Maturity
	Rate (%)	date	Par value^	Value
Multi-Utilities 0.1%

Dominion Resources, Inc.	5.600	11-15-16	2,680,000	$3,120,780

Water Utilities 0.1%

Cia de Saneamento Basico do Estado de Sao
Paulo (S)	6.250	12-16-20	3,460,000	3,736,800

Convertible Bonds 1.2%				$39,139,332

(Cost $34,948,677)

Consumer Discretionary 0.7%				23,341,702

Automobiles 0.5%

Ford Motor Company	4.250	11-15-16	10,235,000	15,090,228

Media 0.2%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	5,018,000	8,251,474

Energy 0.0%				1,069,819

Oil, Gas & Consumable Fuels 0.0%

Chesapeake Energy Corp.	2.250	12-15-38	1,330,000	1,069,819

Financials 0.2%				5,628,449

Capital Markets 0.1%

Ares Capital Corp. (S)	5.750	02-01-16	1,735,000	1,864,041

Real Estate Investment Trusts 0.1%

Dundee International (CAD) (D)	5.500	07-31-18	1,570,000	1,617,652

Transglobe Apartment (CAD) (D)(S)	5.400	09-30-18	1,960,000	2,146,756

Health Care 0.1%				2,290,925

Health Care Equipment & Supplies 0.1%

Teleflex, Inc.	3.875	08-01-17	1,820,000	2,290,925

Industrials 0.2%				6,808,437

Airlines 0.2%

United Continental Holdings, Inc.	4.500	06-30-21	7,130,000	6,808,437

Foreign Government Obligations 24.9%			$827,329,231

(Cost $763,213,437)

Australia 2.4%				78,671,607
New South Wales Treasury Corp. (AUD) (D)	6.000	05-01-20	26,910,000	32,167,608

Queensland Treasury Corp. (AUD) (D)	6.000	10-21-15	31,611,000	35,477,469

Queensland Treasury Corp. (AUD) (D)	6.000	04-21-16	9,753,000	11,026,530

Brazil 0.8%				27,504,534
Federative Republic of Brazil (BRL) (D)	8.500	01-05-24	31,675,000	17,362,104

Federative Republic of Brazil (BRL) (D)	10.250	01-10-28	16,915,000	10,142,430

Canada 2.3%				$77,741,828
Government of Canada (CAD) (D)	3.000	12-01-15	8,330,000	8,837,842

Ontario School Boards Financing Corp.,
Series 01A2 (CAD) (D)	6.250	10-19-16	8,485,000	9,912,677

Province of Ontario	1.650	09-27-19	7,975,000	8,017,650

Province of Ontario (CAD) (D)	3.150	09-08-15	9,227,000	9,721,441

Province of Ontario	3.150	12-15-17	6,960,000	7,678,237

Province of Ontario (NZD) (D)	6.250	06-16-15	30,690,000	27,013,980

Province of Quebec (NZD) (D)	6.750	11-09-15	7,310,000	6,560,001

20	Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Indonesia 2.1%				$68,729,605
Republic of Indonesia (S)	5.875	03-13-20	4,140,000	5,009,400

Republic of Indonesia (IDR) (D)	6.125	05-15-28	147,000,000,000	15,773,950

Republic of Indonesia (IDR) (D)	8.250	07-15-21	120,260,000,000	15,045,857

Republic of Indonesia (IDR) (D)	9.500	06-15-15	137,720,000,000	15,934,750

Republic of Indonesia (IDR) (D)	10.000	07-15-17	80,270,000,000	10,072,368

Republic of Indonesia (IDR) (D)	12.500	03-15-13	27,675,000,000	2,948,658

Republic of Indonesia (IDR) (D)	14.250	06-15-13	36,000,000,000	3,944,622

Ireland 1.0%				33,521,862
Government of Ireland (EUR) (D)	5.400	03-13-25	24,930,000	33,521,862

Malaysia 1.0%				32,606,678
Government of Malaysia (MYR) (D)	3.835	08-12-15	50,450,000	16,900,215

Government of Malaysia (MYR) (D)	4.262	09-15-16	46,000,000	15,706,463

Mexico 0.4%				11,436,535
Government of Mexico (MXN) (D)	9.500	12-18-14	67,500,000	5,684,463

Government of Mexico (MXN) (D)
Bond	6.000	06-18-15	72,500,000	5,752,072

New Zealand 2.6%				87,006,523
Dominion of New Zealand (NZD) (D)	5.000	03-15-19	19,200,000	17,480,166

Dominion of New Zealand (NZD) (D)	6.000	04-15-15	8,800,000	7,806,788

Dominion of New Zealand (NZD) (D)	6.000	12-15-17	38,005,000	35,784,138

Dominion of New Zealand (NZD) (D)	6.000	05-15-21	26,500,000	25,935,431

Norway 1.0%				32,907,353
Government of Norway (NOK) (D)	4.500	05-22-19	34,741,000	7,159,120

Government of Norway (NOK) (D)	5.000	05-15-15	101,202,000	19,350,844

Government of Norway (NOK) (D)	6.500	05-15-13	35,500,000	6,397,389

Peru 0.1%				2,817,800
Republic of Peru	7.350	07-21-25	1,930,000	2,817,800

Philippines 4.7%				157,798,974
Republic of Philippines (PHP) (D)	4.950	01-15-21	608,000,000	16,281,731

Republic of Philippines (PHP) (D)	5.875	12-16-20	609,320,800	16,703,988

Republic of Philippines (PHP) (D)	5.875	03-01-32	1,488,595,000	37,998,417

Republic of Philippines (PHP) (D)	6.125	10-24-37	657,200,000	16,986,474

Republic of Philippines (PHP) (D)	6.250	01-14-36	252,000,000	7,291,584

Republic of Philippines (PHP) (D)	6.500	04-28-21	678,000,000	19,316,218

Republic of Philippines (PHP) (D)	8.125	12-16-35	1,343,408,480	43,220,562

Singapore 0.7%				22,491,254
Republic of Singapore (SGD) (D)	3.250	09-01-20	23,690,000	22,491,254

South Korea 3.3%				110,559,921
Korea Development Bank	4.375	08-10-15	1,530,000	1,652,680

Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.286	09-10-18	1,205,430,000	940,302

Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.287	03-10-18	1,205,430,000	955,273

Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.296	03-10-17	1,205,430,000	984,311

Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.297	09-10-17	1,205,430,000	969,869

See notes to financial statements	Semiannual report | Income Fund	21

		Maturity
	Rate (%)	date	Par value^	Value
South Korea (continued)
Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.309	09-10-16	1,205,430,000	$999,100

Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.315	03-10-16	1,205,430,000	1,013,913

Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.326	09-10-15	1,205,430,000	1,029,171

Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.327	03-10-15	1,205,430,000	1,044,560

Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.347	09-10-14	1,205,430,000	1,059,602

Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.356	03-10-14	1,205,430,000	1,074,781

Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.360	03-10-13	1,205,430,000	1,105,153

Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.371	09-10-13	1,205,430,000	1,089,896

Korea Treasury Bond Principal Strips, PO
(KRW) (D)	3.286	09-10-18	41,928,000,000	32,706,163

Republic of Korea (KRW) (D)	3.250	06-10-15	37,000,000,000	34,506,545

Republic of Korea (KRW) (D)	4.250	06-10-21	17,000,000,000	17,133,695

Republic of Korea (KRW) (D)	5.000	06-10-20	11,735,000,000	12,292,788

Republic of Korea (KRW) (D)	5.750	09-10-18	2,000,000	2,119

Sweden 2.0%				67,371,824
Kingdom of Sweden (SEK) (D)	3.750	08-12-17	53,180,000	9,005,675

Kingdom of Sweden (SEK) (D)	4.500	08-12-15	129,600,000	21,397,036

Kingdom of Sweden (SEK) (D)	5.000	12-01-20	110,425,000	21,177,647

Svensk Exportkredit AB (NZD) (D)	7.625	06-30-14	18,040,000	15,791,466

Thailand 0.5%				15,409,170
Bank of Thailand (THB) (D)	3.200	10-22-14	470,000,000	15,409,170

Ukraine 0.0%				753,763
City of Kyiv (S)	9.375	07-11-16	815,000	753,763

Term Loans (M) 4.1%			$136,907,295

(Cost $138,466,274)

Consumer Discretionary 1.4%				47,668,278

Hotels, Restaurants & Leisure 0.7%

Ameristar Casinos, Inc.	4.000	04-16-18	3,345,000	3,364,863

Caesars Entertainment Operating
Company, Inc.	4.458	01-26-18	12,425,000	10,708,797

CCM Merger, Inc.	6.000	03-01-17	1,539,765	1,540,727

Landry’s, Inc.	6.500	04-24-18	3,875,525	3,910,405

Las Vegas Sands LLC	2.710	11-23-16	3,287,937	3,285,865

Media 0.6%

Clear Channel Communications, Inc.	3.859	01-29-16	8,071,522	6,527,844

Hubbard Broadcasting, Inc.	8.750	04-30-18	690,000	698,625

Mood Media Corp.	7.000	05-07-18	1,749,745	1,743,621

PRIMEDIA, Inc.	7.500	01-12-18	11,642,625	11,118,707

22	Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Multiline Retail 0.0%

Michaels Stores, Inc.	2.688	10-31-13	1,444,924	$1,450,343

Specialty Retail 0.1%

Burlington Coat Factory Warehouse Corp.	5.500	02-23-17	3,296,700	3,318,481

Consumer Staples 0.1%				2,799,747

Personal Products 0.1%

Revlon Consumer Products Corp.	4.750	11-17-17	2,789,688	2,799,747

Energy 0.2%				7,264,375

Energy Equipment & Services 0.2%

Vantage Drilling Company	6.250	10-26-17	7,375,000	7,264,375

Financials 0.2%				6,011,713

Capital Markets 0.1%

Walter Investment Management Corp. (T)	TBD	11-15-17	3,140,000	3,141,978

Real Estate Investment Trusts 0.1%

iStar Financial, Inc.	5.750	09-28-17	2,517,952	2,517,166

Real Estate Management & Development 0.0%

Realogy Corp.	3.236	10-10-13	362,383	352,569

Health Care 1.0%				32,081,435

Biotechnology 0.1%

Aptalis Pharma, Inc.	5.500	02-10-17	3,288,266	3,290,321

Health Care Providers & Services 0.6%

Catalent Pharma Solutions, Inc.	4.209	09-15-16	3,614,894	3,621,672

Catalent Pharma Solutions, Inc.	5.250	09-15-17	6,704,497	6,771,542

MModal, Inc.	6.750	08-15-19	3,240,000	3,207,600

National Mentor Holdings, Inc.	7.000	02-09-17	7,228,059	7,209,989

Pharmaceuticals 0.3%

Capsugel Holdings US, Inc. (T)	TBD	08-01-18	3,320,000	3,342,825

Warner Chilcott Company LLC	4.250	03-15-18	4,625,921	4,637,486

Industrials 0.5%				16,830,408

Airlines 0.3%

Delta Air Lines, Inc.	5.500	04-20-17	7,702,500	7,733,310

US Airways Group, Inc.	2.709	03-21-14	3,311,162	3,241,488

Road & Rail 0.1%

Swift Transportation Company LLC	5.000	12-21-17	3,146,902	3,166,570

Trading Companies & Distributors 0.1%

Travelport LLC	4.855	08-21-15	2,843,039	2,689,040

Information Technology 0.3%				10,404,415

IT Services 0.1%

NeuStar, Inc.	5.000	11-08-18	3,303,317	3,323,962

Software 0.2%

Emdeon, Inc.	5.000	11-02-18	3,298,425	3,331,409

First Data Corp.	4.208	03-23-17	370,089	362,357

First Data Corp.	5.208	03-23-18	3,562,924	3,386,687

See notes to financial statements	Semiannual report | Income Fund	23

		Maturity
	Rate (%)	date	Par value^	Value
Materials 0.1%				$2,957,588

Containers & Packaging 0.1%

Consolidated Container Company LLC	5.000	07-03-19	2,965,000	2,957,588

Telecommunication Services 0.3%				10,889,336

Diversified Telecommunication Services 0.3%

Intelsat Jackson Holdings SA	3.208	02-03-14	6,400,000	6,364,000

UniTek Global Services, Inc.	9.000	04-15-18	4,629,500	4,525,336

Capital Preferred Securities 3.0%			$101,597,234

(Cost $91,717,900)

Financials 3.0%				101,597,234

Commercial Banks 2.7%

Fifth Third Capital Trust IV (6.500% to 4-15-17
then 3 month LIBOR + 1.368%)	6.500	04-15-37	16,567,000	16,608,418

First Midwest Capital Trust I, Series B	6.950	12-01-33	2,694,000	2,774,820

First Tennessee Capital II	6.300	04-15-34	870,000	839,550

HSBC Finance Capital Trust IX (5.911% to
11-30-15, then 3 month LIBOR + 1.926%)	5.911	11-30-35	12,255,000	12,101,813

M&T Capital Trust I	8.234	02-01-27	1,725,000	1,754,729

PNC Financial Services Group, Inc. (6.750% to
8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750	08-01-21	5,830,000	6,556,651

PNC Preferred Funding Trust III (8.700% to
3-15-13, then 3 month LIBOR + 5.226%) (Q)(S)	8.700	03-15-13	600,000	605,712

Regions Financing Trust II (6.625% to 5-15-27,
then 3 month LIBOR + 1.290%)	6.625	05-15-47	4,040,000	4,034,211

USB Capital IX (P)(Q)	3.500	01-10-13	21,578,000	19,380,281

Wachovia Capital Trust III (P)(Q)	5.570	01-10-13	27,125,000	27,023,281

Diversified Financial Services 0.3%

BAC Capital Trust XIV (P)(Q)	4.000	12-26-12	11,990,000	9,917,768

Collateralized Mortgage Obligations 5.6%			$185,687,871

(Cost $167,989,670)

Commercial & Residential 5.1%				168,060,581

Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1 (P)	2.925	04-25-35	5,076,034	5,015,279

American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	2.172	12-25-46	33,763,920	3,111,467

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04-15-37	1,285,000	1,318,855

Banc of America Commercial Mortgage
Trust, Inc.
Series 2006-4, Class AM	5.675	07-10-46	5,850,000	6,563,548

Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.946	01-25-35	5,168,567	5,066,312

Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.908	01-25-35	3,026,531	2,891,893

24	Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Commercial & Residential (continued)

Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.992	02-25-37	3,394,665	$3,455,558

Commercial Mortgage Pass
Through Certificates
Series 2007-C9, Class A4 (P)	5.994	12-10-49	5,050,000	6,030,877

Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.693	09-20-46	15,547,313	1,005,309

DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	1.923	09-19-44	31,967,780	1,797,261
Series 2005-AR2, Class X2 IO	2.679	03-19-45	61,492,910	3,843,307

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.064	07-10-38	3,475,000	3,868,148

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.614	09-25-35	5,698,526	5,585,787

Harborview Mortgage Loan Trust
Series 2005-2, Class IX IO	2.224	05-19-35	23,322,367	1,607,448
Series 2005-8, Class 1X IO	2.172	09-19-35	18,994,123	1,255,405
Series 2007-3, Class ES IO	0.350	05-19-47	42,415,574	301,151
Series 2007-4, Class ES IO	0.350	07-19-47	49,723,845	353,039
Series 2007-6, Class ES IO (S)	0.342	08-19-37	35,672,095	253,272

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.988	10-25-36	50,293,100	3,711,128
Series 2005-AR18, Class 2X IO	1.636	10-25-36	54,560,846	2,939,738

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP5, Class AM (P)	5.410	12-15-44	5,455,000	6,022,413
Series 2006-LDP7, Class AM (P)	6.065	04-15-45	9,905,000	11,206,289
Series 2007-CB18, Class A4	5.440	06-12-47	5,010,000	5,784,576

JPMorgan Mortgage Trust
Series 2007-A1, Class 1A1 (P)	3.048	07-25-35	6,237,802	6,338,929

LB–UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	9,125,000	10,241,362

Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AM (P)	5.504	01-12-44	7,010,000	7,751,847

Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07-12-46	4,475,000	5,154,744

MLCC Mortgage Investors, Inc.
Series 2007-1, Class 2A1 (P)	2.918	01-25-37	15,186,977	15,296,035

Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03-15-44	8,460,000	9,769,253

Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.832	10-25-34	3,579,200	3,405,598
Series 2004-9, Class 1A (P)	5.817	11-25-34	3,763,208	3,677,342

Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.792	12-25-33	3,872,709	3,853,655

WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.453	10-25-45	145,715,824	7,644,048

Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (P)	2.624	12-25-34	5,102,400	5,166,007
Series 2005-AR5, Class 1A1 (P)	2.616	04-25-35	6,960,020	6,773,701

See notes to financial statements	Semiannual report | Income Fund	25

		Maturity
	Rate (%)	date	Par value^	Value
U.S. Government Agency 0.5%				$17,627,290
Federal Home Loan Mortgage Corp.
Series 4077, Class IK IO	5.000	07-15-42	14,509,761	4,148,095

Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11-25-37	14,277,353	2,791,338
Series 398, Class C3 IO	4.500	05-25-39	5,374,608	403,096
Series 402, Class 3 IO	4.000	11-25-39	5,819,096	578,177
Series 402, Class 4 IO	4.000	10-25-39	9,507,716	1,125,149
Series 402, Class 7 IO	4.500	11-25-39	12,190,200	1,401,873
Series 406, Class 3 IO	4.000	01-25-41	13,007,012	1,365,134
Series 407, Class 4 IO	4.500	03-25-41	19,599,008	2,215,678
Series 407, Class 7 IO	5.000	03-25-41	14,805,597	2,505,360
Series 407, Class 8 IO	5.000	03-25-41	7,236,564	1,093,390

Asset Backed Securities 0.9%				$29,784,550

(Cost $26,589,476)
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01-25-42	18,479,738	20,773,221

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	8,022,000	9,011,329

			Shares	Value
Common Stocks 0.4%				$14,807,711

(Cost $17,157,137)

Consumer Discretionary 0.0%				455,690

Hotels, Restaurants & Leisure 0.0%

Greektown Superholdings, Inc. (I)(V)			8,564	455,690

Media 0.0%

Vertis Holdings, Inc. (I)			300,120	0

Financials 0.4%				14,255,901

Commercial Banks 0.2%

Talmer Bancorp, Inc. (I)(S)			1,119,579	8,104,122

Real Estate Investment Trusts 0.2%

Dundee International			79,684	825,438

Plum Creek Timber Company, Inc.			124,302	5,326,341

Materials 0.0%				5,172

Chemicals 0.0%

LyondellBasell Industries NV, Class A			104	5,172

Telecommunication Services 0.0%				90,948

Diversified Telecommunication Services 0.0%

Deutsche Telekom AG, ADR			8,253	90,948

26	Income Fund | Semiannual report	See notes to financial statements

			Shares	Value
Preferred Securities 4.1%			$135,837,270

(Cost $134,223,482)

Consumer Discretionary 0.8%				27,928,807

Auto Components 0.3%

The Goodyear Tire & Rubber Company,
5.875%			190,600	8,565,564

Automobiles 0.1%

General Motors Company, Series B, 4.750%			94,000	3,804,180

Hotels, Restaurants & Leisure 0.3%

Greektown Superholdings, Inc., Series A (I)(V)			159,488	11,857,933

Household Durables 0.1%

Beazer Homes USA, Inc., 7.500%			144,125	3,701,130

Financials 2.5%				83,058,076

Commercial Banks 1.9%

First Tennessee Bank NA, 3.750% (S)			20,120	14,486,400

HSBC USA, Inc., 6.500%			207,625	5,304,819

M&T Bank Corp., 5.000%			495	504,900

Regions Financial Corp., 6.375%			360,920	8,939,988

U.S. Bancorp (6.500% to 1-15-22, then
3 month LIBOR + 4.468%)			385,125	11,099,303

Wells Fargo & Company, Series L, 7.500%			8,715	10,771,740

Wintrust Financial Corp., 5.000%			1,030	1,073,651

Zions Bancorporation, Series C, 9.500%			395,200	10,294,960

Insurance 0.5%

Hartford Financial Services Group, Inc., 7.875%			408,525	11,385,592

Reinsurance Group of America, Inc., 6.200%			253,754	6,813,295

Real Estate Investment Trusts 0.1%

FelCor Lodging Trust, Inc., Series A, 1.950%			99,725	2,383,428

Industrials 0.3%				8,697,744

Aerospace & Defense 0.3%

United Technologies Corp., 7.500%			158,950	8,697,744

Utilities 0.5%				16,152,643

Electric Utilities 0.5%

PPL Corp., 8.750%			300,235	16,152,643

	Rate	Maturity
	(%)	date	Par value^	Value

Escrow Certificates 0.0%				$37,203

(Cost $349)

Consumer Discretionary 0.0%				28,103
Lear Corp., Series B (I)	8.750	12-01-16	2,645,000	28,103

Materials 0.0%				9,100
Smurfit-Stone Container Corp. (I)	8.000	03-15-17	455,000	9,100

See notes to financial statements	Semiannual report | Income Fund	27

	Rate	Maturity
	(%)	date	Par value^	Value

Short-Term Investments 0.9%				$30,812,000
(Cost $30,812,000)

Repurchase Agreement 0.9%				30,812,000
Repurchase Agreement with State Street Corp. dated 11-30-12
at 0.010% to be repurchased at $30,812,026 on 12-3-12,
collateralized by $29,580,000 U.S. Treasury Notes, 2.125% due
12-31-15 (valued at $31,428,750, including interest)			30,812,000	30,812,000

Total investments (Cost $3,084,384,447)† 99.3%			$3,304,524,384

Other assets and liabilities, net 0.7%				$22,075,186

Total net assets 100.0%			$3,326,599,570

^ The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
IDR — Indonesian Rupiah
INR — Indian Rupee
KRW — Korean Won
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PHP — Philippino Peso
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht

ADR American Depositary Receipts

IO Interest-Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid In Kind

PO Principal-Only Security — (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing— Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $605,347,995 or 18.2% of the Fund’s net assets as of 11-30-12.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the Notes to the financial statements.

† At 11-30-12, the aggregate cost of investment securities for federal income tax purposes was $3,096,171,202. Net unrealized appreciation aggregated $208,353,182, of which $269,376,710 related to appreciated investment securities and $61,023,528 related to depreciated investment securities.

28	Income Fund | Semiannual report	See notes to financial statements

The Fund had the following country concentration as a percentage of total net assets on 11-30-12:

United States	55.6%
Philippines	4.7%
Canada	4.6%
Australia	3.3%
South Korea	3.3%
New Zealand	2.6%
Luxembourg	2.6%
Indonesia	2.3%
Cayman Islands	2.2%
Sweden	2.1%
Other Countries	16.7%

See notes to financial statements	Semiannual report | Income Fund	29

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $3,067,243,273)	$3,292,210,761
Investments in affiliated issuers, at value (Cost $17,141,174)	12,313,623

Total investments, at value (Cost $3,084,384,447)	3,304,524,384
Cash	442
Foreign currency, at value (Cost $961,365)	966,880
Receivable for investments sold	50,757,735
Receivable for fund shares sold	6,253,427
Receivable for forward foreign currency exchange contracts	3,283,790
Dividends and interest receivable	50,361,326
Other receivables and prepaid expenses	245,270

Total assets	3,416,393,254

Liabilities

Payable for investments purchased	69,690,629
Payable for forward foreign currency exchange contracts	5,166,182
Payable for fund shares repurchased	11,409,532
Distributions payable	2,145,045
Payable to affiliates
Accounting and legal services fees	141,272
Transfer agent fees	442,968
Distribution and service fees	12,047
Trustees’ fees	72,974
Other liabilities and accrued expenses	713,035

Total liabilities	89,793,684

Net assets

Paid-in capital	$3,245,127,627
Accumulated distributions in excess of net investment income	(28,582,189)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(108,363,317)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	218,417,449

Net assets	$3,326,599,570

30	Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,761,273,821 ÷ 262,495,011 shares)	$6.71
Class B ($189,204,874 ÷ 28,196,321 shares)[1]	$6.71
Class C ($776,031,247 ÷ 115,656,316 shares)[1]	$6.71
Class I ($569,757,075 ÷ 85,091,813 shares)	$6.70
Class R1 ($15,180,457 ÷ 2,255,332 shares)	$6.73
Class R2 ($101,354 ÷ 15,129 shares)	$6.70
Class R3 ($4,096,875 ÷ 610,787 shares)	$6.71
Class R4 ($2,861,647 ÷ 426,604 shares)	$6.71
Class R5 ($7,675,920 ÷ 1,145,663 shares)	$6.70
Class R6 ($416,300 ÷ 62,107 shares)	$6.70

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$7.03

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Income Fund	31

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-12 (unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$102,048,077
Dividends	4,258,249
Less foreign taxes withheld	(1,290,925)

Total investment income	105,015,401

Expenses

Investment management fees	5,411,186
Distribution and service fees	7,527,473
Accounting and legal services fees	382,003
Transfer agent fees	2,803,754
Trustees’ fees	103,456
State registration fees	134,265
Printing and postage	119,660
Professional fees	130,415
Custodian fees	582,586
Registration and filing fees	51,981
Other	67,878

Total expenses	17,314,657
Less expense reductions	(1,386)

Net expenses	17,313,271

Net investment income	87,702,130

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	4,342,763
Foreign currency transactions	(23,357,202)
(19,014,439)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	172,853,194
Investments in affiliated issuers	60,017
Translation of assets and liabilities in foreign currencies	(35,760,486)
137,152,725

Net realized and unrealized gain	118,138,286

Increase in net assets from operations	$205,840,416

32	Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-12	ended
	(Unaudited)	5-31-12

Increase (decrease) in net assets

From operations
Net investment income	$87,702,130	$186,110,356
Net realized loss	(19,014,439)	(335,956)
Change in net unrealized appreciation (depreciation)	137,152,725	(173,216,763)

Increase in net assets resulting from operations	205,840,416	12,557,637

Distributions to shareholders
From net investment income
Class A	(48,104,643)	(105,695,767)
Class B	(4,403,714)	(8,748,530)
Class C	(18,306,816)	(37,317,144)
Class I	(16,306,773)	(33,684,290)
Class R1	(348,021)	(560,777)
Class R2	(2,832)	(1,433)
Class R3	(99,840)	(149,386)
Class R4	(77,300)	(91,716)
Class R5	(271,801)	(428,314)
Class R6	(7,675)	(4,783)
From net realized gain
Class A	—	(6,735,001)
Class B	—	(638,790)
Class C	—	(2,749,085)
Class I	—	(2,039,272)
Class R1	—	(37,384)
Class R3	—	(10,019)
Class R4	—	(4,013)
Class R5	—	(22,171)
Class R6	—	(370)

Total distributions	(87,929,415)	(198,918,245)

From Fund share transactions	(85,722,165)	349,573,476

Total increase	32,188,836	163,212,868

Net assets

Beginning of period	3,294,410,734	3,131,197,866

End of period	$3,326,599,570	$3,294,410,734

Accumulated distributions in excess of net
investment income	($28,582,189)	($28,354,904)

See notes to financial statements	Semiannual report | Income Fund	33

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$6.47	$6.85	$6.32	$5.61	$6.40	$6.61
Net investment income[2]	0.18	0.38	0.43	0.48	0.41	0.40
Net realized and unrealized gain (loss)
on investments	0.24	(0.35)	0.55	0.73	(0.64)	(0.15)
Total from investment operations	0.42	0.03	0.98	1.21	(0.23)	0.25
Less distributions
From net investment income	(0.18)	(0.39)	(0.43)	(0.47)	(0.42)	(0.40)
From net realized gain	—	(0.02)	(0.02)	(0.03)	(0.14)	(0.06)
Total distributions	(0.18)	(0.41)	(0.45)	(0.50)	(0.56)	(0.46)
Net asset value, end of period	$6.71	$6.47	$6.85	$6.32	$5.61	$6.40
Total return (%)[3,4]	6.56[5]	0.51	15.85	22.03	(3.06)	3.93

Ratios and supplemental data

Net assets, end of period (in millions)	$1,761	$1,751	$1,775	$1,155	$720	$765
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[6]	0.93	0.91	0.85	0.93[7]	0.90
Expenses net of fee waivers and credits	0.90[6]	0.93	0.91	0.85	0.93[7]	0.90
Net investment income	5.42[6]	5.82	6.42	7.77	7.23	6.00
Portfolio turnover (%)	23	42	33	67	43	52

1 Six months ended 11-30-12. Unaudited
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

34	Income Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$6.47	$6.85	$6.33	$5.61	$6.40	$6.61
Net investment income[2]	0.16	0.33	0.38	0.44	0.37	0.35
Net realized and unrealized gain (loss)
on investments	0.24	(0.35)	0.54	0.73	(0.64)	(0.14)
Total from investment operations	0.40	(0.02)	0.92	1.17	(0.27)	0.21
Less distributions
From net investment income	(0.16)	(0.34)	(0.38)	(0.42)	(0.38)	(0.36)
From net realized gain	—	(0.02)	(0.02)	(0.03)	(0.14)	(0.06)
Total distributions	(0.16)	(0.36)	(0.40)	(0.45)	(0.52)	(0.42)
Net asset value, end of period	$6.71	$6.47	$6.85	$6.33	$5.61	$6.40
Total return (%)[3,4]	6.19[5]	(0.19)	14.86	21.37	(3.73)	3.21

Ratios and supplemental data
Net assets, end of period (in millions)	$189	$179	$164	$144	$131	$184
Ratios (as a percentage of average net assets):
Expenses before reductions	1.60[6]	1.63	1.61	1.55	1.63[7]	1.60
Expenses net of fee waivers and credits	1.60[6]	1.63	1.61	1.55	1.63[7]	1.60
Net investment income	4.71[6]	5.10	5.75	7.07	6.51	5.27
Portfolio turnover (%)	23	42	33	67	43	52

1 Six months ended 11-30-12. Unaudited
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$6.47	$6.85	$6.32	$5.61	$6.40	$6.61
Net investment income[2]	0.16	0.33	0.38	0.44	0.37	0.35
Net realized and unrealized gain (loss)
on investments	0.24	(0.35)	0.55	0.72	(0.64)	(0.14)
Total from investment operations	0.40	(0.02)	0.93	1.16	(0.27)	0.21
Less distributions
From net investment income	(0.16)	(0.34)	(0.38)	(0.42)	(0.38)	(0.36)
From net realized gain	—	(0.02)	(0.02)	(0.03)	(0.14)	(0.06)
Total distributions	(0.16)	(0.36)	(0.40)	(0.45)	(0.52)	(0.42)
Net asset value, end of period	$6.71	$6.47	$6.85	$6.32	$5.61	$6.40
Total return (%)[3,4]	6.19[5]	(0.19)	15.04	21.18	(3.73)	3.21

Ratios and supplemental data

Net assets, end of period (in millions)	$776	$757	$668	$400	$201	$193
Ratios (as a percentage of average net assets):
Expenses before reductions	1.60[6]	1.63	1.61	1.55	1.63[7]	1.60
Expenses net of fee waivers and credits	1.60[6]	1.63	1.61	1.55	1.63[7]	1.60
Net investment income	4.72[6]	5.10	5.71	7.05	6.53	5.29
Portfolio turnover (%)	23	42	33	67	43	52

1 Six months ended 11-30-12. Unaudited
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Income Fund	35

CLASS I SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$6.46	$6.84	$6.31	$5.59	$6.40	$6.61
Net investment income[2]	0.19	0.40	0.45	0.51	0.42	0.42
Net realized and unrealized gain (loss)
on investments	0.24	(0.35)	0.55	0.73	(0.65)	(0.14)
Total from investment operations	0.43	0.05	1.00	1.24	(0.23)	0.28
Less distributions
From net investment income	(0.19)	(0.41)	(0.45)	(0.49)	(0.44)	(0.43)
From net realized gain	—	(0.02)	(0.02)	(0.03)	(0.14)	(0.06)
Total distributions	(0.19)	(0.43)	(0.47)	(0.52)	(0.58)	(0.49)
Net asset value, end of period	$6.70	$6.46	$6.84	$6.31	$5.59	$6.40
Total return (%)[3]	6.76[4]	0.90	16.36	22.71	(3.03)	4.33

Ratios and supplemental data

Net assets, end of period (in millions)	$570	$577	$510	$141	$45	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	0.53[5]	0.53	0.48	0.48	0.57[6]	0.51
Expenses net of fee waivers and credits	0.53[5]	0.53	0.48	0.48	0.57[6]	0.51
Net investment income	5.79[5]	6.19	6.77	8.10	7.70	6.35
Portfolio turnover (%)	23	42	33	67	43	52

1 Six months ended 11-30-12. Unaudited
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R1 SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$6.49	$6.86	$6.33	$5.61	$6.40	$6.61
Net investment income[2]	0.17	0.36	0.41	0.46	0.38	0.37
Net realized and unrealized gain (loss)
on investments	0.24	(0.35)	0.56	0.73	(0.64)	(0.14)
Total from investment operations	0.41	0.01	0.97	1.19	(0.26)	0.23
Less distributions
From net investment income	(0.17)	(0.36)	(0.42)	(0.44)	(0.39)	(0.38)
From net realized gain	—	(0.02)	(0.02)	(0.03)	(0.14)	(0.06)
Total distributions	(0.17)	(0.38)	(0.44)	(0.47)	(0.53)	(0.44)
Net asset value, end of period	$6.73	$6.49	$6.86	$6.33	$5.61	$6.40
Total return (%)[3]	6.36[4]	0.29	15.68	21.61	(3.44)	3.46

Ratios and supplemental data
Net assets, end of period (in millions)	$15	$12	$9	$8	$5	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20[5]	1.21	1.13	1.22	1.33	1.35
Expenses net of fee waivers and credits	1.20[5]	1.21	1.13	1.22	1.33	1.35
Net investment income	5.13[5]	5.52	6.24	7.42	6.81	5.54
Portfolio turnover (%)	23	42	33	67	43	52

1 Six months ended 11-30-12. Unaudited
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.

36	Income Fund | Semiannual report	See notes to financial statements

CLASS R2 SHARES Period ended	11-30-12[1]	5-31-12[2]

Per share operating performance

Net asset value, beginning of period	$6.46	$6.61
Net investment income[3]	0.19	0.08
Net realized and unrealized gain (loss) on investments	0.24	(0.14)
Total from investment operations	0.43	(0.06)
Less distributions
From net investment income	(0.19)	(0.09)
Total distributions	(0.19)	(0.09)
Net asset value, end of period	$6.70	$6.46
Total return (%)[4]	6.67[5]	(0.85)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70[7]	0.72[7]
Expenses net of fee waivers and credits	0.70[7]	0.72[7]
Net investment income	5.62[7]	4.89[7]
Portfolio turnover (%)	23	42[8]

1 Six months ended 11-30-12. Unaudited
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

CLASS R3 SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09[2]

Per share operating performance

Net asset value, beginning of period	$6.47	$6.84	$6.31	$5.59	$5.58
Net investment income[3]	0.17	0.37	0.41	0.47	0.01
Net realized and unrealized gain (loss) on investments	0.24	(0.35)	0.56	0.72	0.01
Total from investment operations	0.41	0.02	0.97	1.19	0.02
Less distributions
From net investment income	(0.17)	(0.37)	(0.42)	(0.44)	(0.01)
From net realized gain	—	(0.02)	(0.02)	(0.03)	—
Total distributions	(0.17)	(0.39)	(0.44)	(0.47)	(0.01)
Net asset value, end of period	$6.71	$6.47	$6.84	$6.31	$5.59
Total return (%)[4]	6.46[5]	0.42	15.73	21.80	0.36[5]

Ratios and supplemental data
Net assets, end of period (in millions)	$4	$4	$2	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09[7]	1.11	1.08	1.63	3.49[7,8]
Expenses net of fee waivers and credits	1.09[7]	1.11	1.08	1.25	1.25[7,8]
Net investment income	5.24[7]	5.61	6.10	7.43	6.02[7]
Portfolio turnover (%)	23	42	33	67	43

1 Six months ended 11-30-12. Unaudited
2 The inception date for Class R3 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Income Fund	37

CLASS R4 SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09[2]

Per share operating performance

Net asset value, beginning of period	$6.47	$6.84	$6.31	$5.59	$5.58
Net investment income[3]	0.19	0.38	0.43	0.49	0.01
Net realized and unrealized gain (loss) on investments	0.24	(0.34)	0.56	0.72	0.01
Total from investment operations	0.43	0.04	0.99	1.21	0.02
Less distributions
From net investment income	(0.19)	(0.39)	(0.44)	(0.46)	(0.01)
From net realized gain	—	(0.02)	(0.02)	(0.03)	—
Total distributions	(0.19)	(0.41)	(0.46)	(0.49)	(0.01)
Net asset value, end of period	$6.71	$6.47	$6.84	$6.31	$5.59
Total return (%)[4]	6.64[5]	0.69	16.06	22.17	0.36[5]

Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$1	$1	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75[7]	0.81	0.80	0.92	3.25[7,8]
Expenses net of fee waivers and credits	0.65[7]	0.81	0.80	0.92	0.95[7,8]
Net investment income	5.67[7]	5.85	6.56	7.74	6.32[7]
Portfolio turnover (%)	23	42	33	67	43

1 Six months ended 11-30-12. Unaudited
2 The inception date for Class R4 shares is 5-21-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R5 SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09[2]

Per share operating performance

Net asset value, beginning of period	$6.47	$6.84	$6.31	$5.59	$5.58
Net investment income[3]	0.19	0.41	0.45	0.52	0.01
Net realized and unrealized gain (loss) on investments	0.23	(0.35)	0.55	0.71	0.01
Total from investment operations	0.42	0.06	1.00	1.23	0.02
Less distributions
From net investment income	(0.19)	(0.41)	(0.45)	(0.48)	(0.01)
From net realized gain	—	(0.02)	(0.02)	(0.03)	—
Total distributions	(0.19)	(0.43)	(0.47)	(0.51)	(0.01)
Net asset value, end of period	$6.70	$6.47	$6.84	$6.31	$5.59
Total return (%)[4]	6.62[5]	1.04	16.34	22.52	0.36[5]

Ratios and supplemental data
Net assets, end of period (in millions)	$8	$11	$2	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.49[7]	0.50	0.53	0.99	3.00[7,8]
Expenses net of fee waivers and credits	0.49[7]	0.50	0.53	0.65	0.65[7,8]
Net investment income	5.80[7]	6.22	6.80	8.23	6.62[7]
Portfolio turnover (%)	23	42	33	67	43

1 Six months ended 11-30-12. Unaudited
2 The inception date for Class R5 shares is 5-21-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

38	Income Fund | Semiannual report	See notes to financial statements

CLASS R6 SHARES Period ended	11-30-12[1]	5-31-12[2]

Per share operating performance

Net asset value, beginning of period	$6.46	$6.57
Net investment income[3]	0.19	0.30
Net realized and unrealized gain (loss) on investments	0.25	(0.08)
Total from investment operations	0.44	0.22
Less distributions
From net investment income	(0.20)	(0.31)
From net realized gain	—	(0.02)
Total distributions	(0.20)	(0.33)
Net asset value, end of period	$6.70	$6.46
Total return (%)[4]	6.81[5]	3.41[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.45[7]	0.46[7]
Expenses net fee waivers and credits	0.45[7]	0.46[7]
Net investment income	5.89[7]	6.10[7]
Portfolio turnover (%)	23	42[8]

1 Six months ended 11-30-12. Unaudited
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

See notes to financial statements	Semiannual report | Income Fund	39

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Income Fund (the Fund), is a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from

40	Income Fund | Semiannual report

independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of November 30. 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 11-30-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$1,802,584,687	—	$1,787,039,726	$15,544,961
Convertible Bonds	39,139,332	—	39,139,332	—
Foreign Government
Obligations	827,329,231	—	827,329,231	—
Term Loans	136,907,295	—	136,907,295	—
Capital Preferred Securities	101,597,234	—	101,597,234	—
Collateralized Mortgage
Obligations	185,687,871	—	184,780,409	907,462
Asset Backed Securities	29,784,550	—	29,784,550	—
Common Stocks	14,807,711	$6,247,899	—	8,559,812
Preferred Securities	135,837,270	108,419,286	15,560,051	11,857,933
Escrow Certificates	37,203	—	9,100	28,103
Short-Term Investments	30,812,000	—	30,812,000	—

Total Investments in
Securities	$3,304,524,384	$114,667,185	$3,152,958,928	$36,898,271
Other Financial Instruments:
Forward Foreign
Currency Contracts	($1,882,392)	—	($1,882,392)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		COLLATERALIZED
	CORPORATE	MORTGAGE	COMMON	PREFERRED	ESCROW
	BONDS	OBLIGATIONS	STOCKS	SECURITIES	CERTIFICATES	TOTALS

Balance as of 5-31-12	$28,260,960	$873,369	$8,459,253	$11,802,112	$19,838	49,415,532
Realized gain (loss)	(265,921)	—	—	—	—	(265,921)
Change in unrealized
appreciation (depreciation)	1,239,194	111,508	100,559	55,821	8,265	1,515,347
Purchases	2,027,025	887	—	—	—	2,027,912
Sales	(15,716,297)	(78,302)	—	—	—	(15,794,599)
Balance as of 11-30-12	$15,544,961	$907,462	$8,559,812	$11,857,933	$28,103	$36,898,271
Change in unrealized at
period end*	$824,228	$111,508	$100,559	$55,821	$8,265	$1,100,381

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

Semiannual report | Income Fund	41

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and-or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

At November 30, 2012, the Fund had $17,055,000 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization-accretion of premiums-discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

42	Income Fund | Semiannual report

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2012 were $3,253. For the six months ended November 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $60,753,494 available to offset future net realized capital gains as of May 31, 2012. The following table details the capital loss carryforward available as of May 31, 2012:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31,					NO EXPIRATION DATE
2013	2015	2016	2017	2018	SHORT-TERM	LONG-TERM

$21,276,412	$6,219,755	$664,392	$9,231,657	$5,558,973	$3,879,668	$13,922,637

As of May 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Semiannual report | Income Fund	43

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, distributions payable, characterization of distributions, derivative transactions, amortization and accretion on debt securities, and expiration of capital loss carryforwards.

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

44	Income Fund | Semiannual report

During the six months ended November 30, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. During the six months ended November 30, 2012, the Fund held forward foreign currency contracts with USD notional values ranging from $986.3 million to $8.4 billion, as measured at each quarter end. The following table summarizes the contracts held at November 30, 2012.

	PRINCIPAL
	AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
AUD	$30,890,000	$31,820,817	Canadian Imperial	2-5-13	$257,478
			Bank of Commerce
AUD	30,765,000	31,898,902	HSBC Bank USA, N.A.	2-5-13	49,585
AUD	41,320,000	42,726,989	State Street Bank and	2-5-13	182,535
			Trust Company
JPY	1,916,526,720	23,710,000	Bank of Montreal	2-5-13	(445,949)
JPY	956,532,530	11,855,000	Canadian Imperial	2-5-13	(243,985)
			Bank of Commerce
JPY	1,406,788,000	17,532,253	Royal Bank of Canada	2-5-13	(455,744)
JPY	775,530,727	9,561,558	Toronto Dominion	2-5-13	(147,660)
			Bank
NZD	30,745,000	25,062,709	Deutsche Bank AG	2-5-13	73,708
NZD	20,535,000	16,843,629	Royal Bank of Canada	2-5-13	(54,676)
NZD	61,825,000	50,401,780	UBS AG	2-5-13	144,942
		$261,413,637			($639,766)
Sells
AUD	$14,375,000	$14,941,375	Bank of Montreal	2-5-13	$13,389
AUD	172,257,564	178,477,785	Bank of Nova Scotia	2-5-13	(406,290)
AUD	20,550,000	21,258,975	Canadian Imperial	2-5-13	(81,555)
			Bank of Commerce
AUD	30,815,000	32,095,309	HSBC Bank USA, N.A.	2-5-13	94,899
AUD	20,585,000	21,283,449	State Street Bank and	2-5-13	(93,427)
			Trust Company
CAD	14,852,129	14,799,959	Bank of Montreal	2-5-13	(131,734)
EUR	20,550,000	26,538,578	State Street Bank and	2-5-13	(204,665)
			Trust Company
JPY	5,055,377,977	63,715,087	Bank of Montreal	2-5-13	2,349,613
NOK	353,744,497	61,139,379	State Street Bank and	2-5-13	(1,164,905)
			Trust Company
NZD	123,163,956	100,329,358	Bank of Nova Scotia	2-5-13	(366,708)
NZD	21,500,000	17,532,253	Royal Bank of Canada	2-5-13	(45,661)
NZD	30,775,000	25,278,585	UBS AG	2-5-13	117,641
SEK	395,723,768	58,238,779	State Street Bank and	2-5-13	(1,138,578)
			Trust Company
SGD	109,127,638	89,220,348	Bank of Montreal	2-5-13	(184,645)
		$724,849,219			($1,242,626)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Semiannual report | Income Fund	45

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at November 30, 2012 by risk category:

			ASSET	LIABILITY
	STATEMENT OF ASSETS AND	FINANCIAL	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	INSTRUMENTS LOCATION	FAIR VALUE	FAIR VALUE

Foreign currency	Receivable-payable for	Forward foreign	$3,283,790	($5,166,182)
contracts	forward foreign currency	currency exchange
	exchange contracts	contracts

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2012:

		FOREIGN
	STATEMENT OF	CURRENCY
RISK	OPERATIONS LOCATION	TRANSACTIONS*	TOTAL

Foreign currency contracts	Net realized gain (loss)	($26,469,283)	($26,469,283)

* Realized gain-loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2012:

		TRANSLATION OF ASSETS
	STATEMENT OF	AND LIABILITIES IN
RISK	OPERATIONS LOCATION	FOREIGN CURRENCIES*	TOTAL

Foreign currency contracts	Change in unrealized	($38,499,488)	($38,499,488)
	appreciation
	(depreciation)

* Change in unrealized appreciation-depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $100,000,000 of the Fund’s average net assets; (b) 0.45% of the next $150,000,000; (c) 0.40% of the next $250,000,000; (d) 0.35% of the next $150,000,000;

46	Income Fund | Semiannual report

and (e) 0.30% of the Fund’s average daily net assets in excess of $650,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended November 30, 2012 were equivalent to an annual effective rate of 0.33% of the Fund’s average daily net assets.

Prior to October 1, 2012, the Adviser had contractually agreed to waive fees and/or reimburse certain expenses for Class R6 shares of the Fund. This agreement excluded taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements were such that these expenses would not exceed 0.48% for Class R6 shares.

During the six months ended November 30, 2012, there were no waivers or reimbursements related to the above agreement.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

The Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees of Class R4 shares. The waiver agreement expires on September 30, 2013, unless renewed by mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $1,386 for the six months ended November 30, 2012.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,424,288 for the six months ended November 30, 2012. Of this amount, $15,300 was retained and used for printing prospectuses, advertising, sales literature and

Semiannual report | Income Fund	47

other purposes, $1,303,451 was paid as sales commissions to broker-dealers and $105,537 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2012, CDSCs received by the Distributor amounted to $135,152 and $25,732 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and-or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$2,656,771	$1,620,520
Class B	931,824	170,470
Class C	3,868,987	707,929
Class I	—	300,865
Class R1	51,455	1,807
Class R2	126	13
Class R3	12,148	503
Class R4	4,200	366
Class R5	1,962	1,248
Class R6	—	33
Total	$7,527,473	$2,803,754

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, these Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

48	Income Fund | Semiannual report

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2012 and for the year ended May 31, 2012 were as follows:

	Six months ended 11-30-12			Year ended 5-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	19,759,445	$131,149,774	95,512,896	$628,814,926
Distributions reinvested	6,535,093	43,462,082	14,655,272	95,683,699
Repurchased	(34,252,564)	(227,292,957)	(98,817,162)	(643,206,378)

Net increase (decrease)	(7,958,026)	($52,681,101)	11,351,006	$81,292,247

Class B shares

Sold	2,511,212	$16,630,769	9,257,852	$60,800,479
Distributions reinvested	558,749	3,716,552	1,137,255	7,421,525
Repurchased	(2,513,570)	(16,680,208)	(6,640,594)	(43,426,471)

Net increase	556,391	$3,667,113	3,754,513	$24,795,533

Class C shares

Sold	7,568,162	$50,164,362	36,909,992	$243,001,254
Distributions reinvested	2,134,415	14,195,501	4,413,716	28,797,405
Repurchased	(11,028,861)	(73,176,554)	(21,792,090)	(142,218,100)

Net increase (decrease)	(1,326,284)	($8,816,691)	19,531,618	$129,580,559

Class I shares

Sold	13,574,903	$89,848,461	63,379,175	$414,234,575
Distributions reinvested	1,885,476	12,521,745	3,969,935	25,903,448
Repurchased	(19,690,138)	(129,495,029)	(52,580,154)	(342,933,608)

Net increase (decrease)	(4,229,759)	($27,124,823)	14,768,956	$97,204,415

Class R1 shares

Sold	581,750	$3,873,423	1,049,608	$6,896,593
Distributions reinvested	39,574	264,202	70,289	460,131
Repurchased	(282,430)	(1,873,829)	(581,291)	(3,788,613)

Net increase	338,894	$2,263,796	538,606	$3,568,111

Class R2 shares[1]

Sold	—	—	15,129	$100,000
Net increase	—	—	15,129	$100,000

Class R3 shares

Sold	78,476	$521,762	362,044	$2,383,137
Distributions reinvested	15,009	99,840	24,469	159,393
Repurchased	(41,030)	(271,953)	(70,190)	(455,981)

Net increase	52,455	$349,649	316,323	$2,086,549

Class R4 shares

Sold	63,103	$418,430	316,445	$2,074,879
Distributions reinvested	11,623	77,300	14,647	95,735
Repurchased	(68,370)	(450,535)	(80,923)	(530,553)

Net increase	6,356	$45,195	250,169	$1,640,061

Semiannual report | Income Fund	49

	Six months ended 11-30-12			Year ended 5-31-12
	Shares	Amount	Shares	Amount
Class R5 shares

Sold	330,852	$2,175,563	1,578,514	$10,437,836
Distributions reinvested	40,046	265,716	68,107	444,174
Repurchased	(930,634)	(6,159,457)	(260,984)	(1,693,912)

Net increase (decrease)	(559,736)	($3,718,178)	1,385,637	$9,188,098

Class R6 shares[2]

Sold	43,481	$288,324	17,917	$117,722
Distributions reinvested	703	4,697	28	181
Repurchased	(22)	(146)	—	—

Net increase	44,162	$292,875	17,945	$117,903

Net increase (decrease)	(13,075,547)	($85,722,165)	51,929,902	$349,573,476

1 The inception date for Class R2 shares is 3-1-12.
2 The inception date for Class R6 shares is 9-1-11.

Affiliates of the Fund owned 100% and 25% of shares of beneficial interest of Class R2 and Class R6, respectively, on November 30, 2012.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $763,308,100 and $1,012,876,095, respectively, for the six months ended November 30, 2012.

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended November 30, 2012 is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

Greektown Superholdings, Inc.	8,564	8,564	None	None	$455,690
Common stock
Bought: none
Sold: none

Greektown Superholdings, Inc.	159,488	159,488	None	None	$11,857,933
Preferred securities
Bought: none
Sold: none

50	Income Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Income Fund (formerly, Strategic Income Fund) (the Fund), a series of John Hancock Strategic Series (the Trust), met in-person on May 6–8 and June 3–5, 2012 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

On June 3–5, 2012, the Board consisted of nine individuals, seven of whom were Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairman. On June 3–5, 2012, the Board had four standing committees that were composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts & Operations Committee. Additionally, on June 3–5, 2012, Investment Performance Committee A was a standing committee of the Board composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A was responsible for overseeing and monitoring matters relating to the investment performance of the Fund. The Board also designated an Independent Trustee as Vice Chairman to serve in the absence of the Chairman. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 6–8, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Lipper, a Thomson Reuters company (Lipper), on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Expense Group, each as determined by Lipper, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Expense Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as

Semiannual report | Income Fund	51

institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 6–8, 2012, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 6–8, 2012 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 3–5, 2012, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement and the Subadvisory Agreement, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s investment manager analytical capabilities, market and economic knowledge and execution of its Subadviser oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting,

52	Income Fund | Semiannual report

legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Adviser, which analyzed various factors that may affect the Lipper rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Lipper Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Lipper to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2012 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2011 and that of its Category average and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Income Fund Class A Shares	1.68%	14.80%	7.33%	7.58%
Multi-Sector Income Category Average	2.96%	13.17%	5.36%	6.87%
Barclay US Agg TR Index	7.84%	6.77%	6.50%	5.78%

The Board noted that the Fund’s performance compared favorably to the average Category’s performance and the benchmark index’s performance over all periods shown, except for the one-year period over which it underperformed the Category’s performance.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Expense Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including other registered investment companies, institutional investors and separate accounts.

Semiannual report | Income Fund	53

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Expense Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and, if different, the Fund’s total operating expense ratio after taking into account any fee waiver or expense waiver agreement by the Adviser (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Expense Group median.

The Board noted that the Fund’s advisory fee ratio was twenty-three basis points below the Expense Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2011 financial statements in relation with the Fund’s Expense Group median provided by Lipper in April 2012:

	FUND — CLASS A SHARES	EXPENSE GROUP MEDIAN

Advisory Fee Ratio	0.33%	0.56%
Gross Expense Ratio	0.92%	1.04%
Net Expense Ratio	0.92%	1.03%

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the year ended December 31, 2010. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of a limited number of other investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is limited.

The Board considered limited profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered basic assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

54	Income Fund | Semiannual report

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement and the Subadvisory Agreement each for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

Semiannual report | Income Fund	55

Special Shareholder Meeting

On November 15, 2012, a Special Meeting of the Shareholders of John Hancock Strategic Series and its series, John Hancock Income Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Strategic Series.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	396,722,715.60	3,411,104.36
Peter S. Burgess	396,739,221.45	3,394,598.51
William H. Cunningham	396,745,507.84	3,388,312.12
Grace K. Fey	396,592,881.99	3,540,937.97
Theron S. Hoffman	396,650,231.17	3,483,588.79
Deborah C. Jackson	396,671,858.69	3,461,961.28
Hassell H. McClellan	396,694,296.73	3,439,523.24
James M. Oates	396,871,402.94	3,262,417.03
Steven R. Pruchansky	396,742,264.34	3,391,555.62
Gregory A. Russo	396,971,079.68	3,162,740.28
Non-Independent Trustees
James R. Boyle	396,933,639.03	3,200,180.93
Craig Bromley	396,858,960.75	3,274,859.22
Warren A. Thomson	396,957,936.62	3,175,883.35

56	Income Fund | Semiannual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Advisers, LLC
Charles L. Bardelis*
James R. Boyle†	Subadviser
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Steven R. Pruchansky, Vice Chairman	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Income Fund	57

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com

91SA 11/12
This report is for the information of the shareholders of John Hancock Income Fund.	1/13
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
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Hugh McHaffie
President

Date:	January 22, 2013

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	January 22, 2013